Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee maintains equity grant procedures, which set forth, among other things, the authorities of the Compensation Committee and Executive Committee to make grants under the 2020 Omnibus Incentive Plan under certain circumstances and the timing of our grants of equity awards. Under the equity grant procedures, other than awards granted to new hires and promotions, awards may only be granted during an applicable, pre-established window period. In 2024, neither the Compensation Committee nor the Executive Committee took material nonpublic information into account when determining the timing and terms of an equity award, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	the authorities of the Compensation Committee and Executive Committee to make grants under the 2020 Omnibus Incentive Plan under certain circumstances and the timing of our grants of equity awards. Under the equity grant procedures, other than awards granted to new hires and promotions, awards may only be granted during an applicable, pre-established window period.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false